UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada May 11, 2011
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 81
Form 13F Information Table Value Total: 4,926,061
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
03/31/2011

AGNICO-EAGLE MINES     Common 008474108  90199  1399525  SHS Sole None   1399525
BANK OF MONTREAL       Common 063671101  283    4500     SHS Sole None   4500
BANK OF NOVA SCOTIA    Common 064149107  121411 2040869  SHS Sole None   2040869
BARRICK GOLD CORP      Common 067901108  320410 6358600  SHS Sole None   6358600
BAYTEX ENERGY CORPORAT Common 07317Q105  3670   65000    SHS Sole None   65000
BCE INC                Common 05534B760  21     600      SHS Sole None   600
CAE INC.               Common 124765108  58029  4505325  SHS Sole None   4505325
CAMECO CORP            Common 13321L108  93671  3212300  SHS Sole None   3212300
CANADIAN NATIONAL RAIL Common 136375102  94533  1292319  SHS Sole None   1292319
CANADIAN NATURAL RESOU Common 136385101  156716 3275161  SHS Sole None   3275161
CANADIAN PACIFIC RAILW Common 13645T100  64141  1029225  SHS Sole None   1029225
CELESTICA INC          Common 15101Q108  54557  5245895  SHS Sole None   5245895
ENBRIDGE INC           Common 29250N105  4100   69000    SHS Sole None   69000
ENCANA CORP            Common 292505104  150763 4496365  SHS Sole None   4496365
GOLDCORP INC           Common 380956409  176118 3643325  SHS Sole None   3643325
IMPERIAL OIL LTD       Common 453038408  133124 3182251  SHS Sole None   3182251
MAGNA INTERNATIONAL CL ClassA 559222401  98528  2119784  SHS Sole None   2119784
MANULIFE FINANCIAL COR Common 56501R106  156528 9126990  SHS Sole None   9126990
POTASH CORP            Common 73755L107  233808 4088980  SHS Sole None   4088980
PRECISION DRILLING TRU Common 740215108  112435 8556701  SHS Sole None   8556701
ROGERS COMMUNICATIONS  ClassB 775109200  16901  479600   SHS Sole None   479600
ROYAL BANK OF CANADA   Common 780087102  231751 3863166  SHS Sole None   3863166
SHAW COMMUNICATIONS IN ClassB 82028K200  123    6000     SHS Sole None   6000
SUNCOR ENERGY INC      Common 8677229106 273483 6289852  SHS Sole None   6289852
SUNLIFE FINANCIAL INC. Common 866796105  21     700      SHS Sole None   700
TALISMAN ENERGY INC    Common 87425E103  151356 6314410  SHS Sole None   6314410
TECK RESOURCES LTD. CL classB 878742204  114000 2218325  SHS Sole None   2218325
THOMSON REUTERS COPR   Common 884903105  97855  2571750  SHS Sole None   2571750
TORONTO-DOMINION BANK  Common 891160509  438861 5114928  SHS Sole None   5114928
3M CO                  Common 88579Y101  18     200      SHS Sole None   200
ACCENTURE PLC - CL A   ClassA G1151C101  30727  576496   SHS Sole None   576496
AFLAC INC              Common 001055102  48787  953315   SHS Sole None   953315
ANADARKO PETROLEUM COR Common 032511107  39454  496721   SHS Sole None   496721
APPLIED MATERIALS INC  Common 038222105  33844  2234620  SHS Sole None   2234620
BANK OF AMERICA CORP   Common 060505104  48210  3730025  SHS Sole None   3730025
BARRICK GOLD CORP      Common 067901108  65665  1264975  SHS Sole None   1264975
BEST BUY CO INC        Common 086516101  41180  1478807  SHS Sole None   1478807
BOEING CO              Common 097023105  51884  723794   SHS Sole None   723794
CHECK POINT SOFTWARE T Common M22465104  20395  412037   SHS Sole None   412037
CHESAPEAKE ENERGY CORP Common 165167107  23791  731996   SHS Sole None   731996
CHUBB CORP             Common 171232101  357    6000     SHS Sole None   6000
DELL INC.              Common 24702R101  36667  2606220  SHS Sole None   2606220
EXXON MOBIL CORP       Common 30231G102  40122  491861   SHS Sole None   491861
FLUOR CORP             Common 343412102  32973  461671   SHS Sole None   461671
GOLDMAN SACHS GROUP IN Common 38141G104  51684  336091   SHS Sole None   336091
HARMAN INTERNATIONAL   Common 413086109  15982  352050   SHS Sole None   352050
INTEL CORP             Common 458140100  50845  2598588  SHS Sole None   2598588
INTL BUSINESS MACHINES Common 459200101  29448  186249   SHS Sole None   186249
JOHNSON & JOHNSON      Common 478160104  61317  1067330  SHS Sole None   1067330
JPMORGAN CHASE & CO    Common 46625H100  47974  1073279  SHS Sole None   1073279
KRAFT FOODS INC-A      ClassA 50075N104  24     800      SHS Sole None   800
L'OREAL UNSPONSORED AD Sponso 502117203  14     600      SHS Sole None   600
MARATHON OIL CORP      Common 565849106  31570  610761   SHS Sole None   610761
MCGRAW-HILL COMPANIES  Common 580645109  49068  1284428  SHS Sole None   1284428
MEDTRONIC INC          Common 585055106  23     600      SHS Sole None   600
MICROSOFT CORPORATION  Common 594918104  77762  3158736  SHS Sole None   3158736
MOLSON COORS BREWING C ClassB 60871R209  3105   68300    SHS Sole None   68300
MONSANTO CO            Common 61166W101  60632  865383   SHS Sole None   865383
NABORS INDUSTRIES LTD  Common G6359F103  33714  1144544  SHS Sole None   1144544
NESTLE SA SPONSORED AD Sponso 641069406  17     300      SHS Sole None   300
NOKIA CORP - SPON ADR  Sponso 654902204  0      25       SHS Sole None   25
NORFOLK SOUTHERN CORP  Common 655844108  32980  491027   SHS Sole None   491027
PEPSICO INC            Common 713448108  12     200      SHS Sole None   200
PITNEY BOWES INC       Common 724479100  19134  768148   SHS Sole None   768148
PROCTER & GAMBLE       Common 742718109  3673   61500    SHS Sole None   61500
QUALCOMM INC           Common 747525103  27247  512522   SHS Sole None   512522
SCHLUMBERGER LTD       Common 806857108  54558  603350   SHS Sole None   603350
SPECTRA ENERGY CORP    Common 847560109  45359  1721172  SHS Sole None   1721172
STATE STREET CORP      Common 857477103  34515  792106   SHS Sole None   792106
SUNCOR ENERGY INC      Common 867224107  35200  785023   SHS Sole None   785023
THE MOSAIC CO          Common 61945A107  22197  290701   SHS Sole None   290701
THE WALT DISNEY CO.    Common 254687106  34341  821938   SHS Sole None   821938
TOTAL SA SPONSORED ADR Sponso 89151E109  18     300      SHS Sole None   300
TRANSOCEAN LIMITED     Common H8817H100  42437  561480   SHS Sole None   561480
VANGUARD HIGH YIELD CO Common 922031760  188    33518    SHS Sole None   33518
VANGUARD INTM TERM INV Common 922031810  470    49307    SHS Sole None   49307
VANGUARD INTRM TRM BON Common 921937306  947    87886    SHS Sole None   87886
VODAFONE GROUP PLC-SP  Sponso 92857W209  25     900      SHS Sole None   900
WAL-MART STORES INC    Common 931142103  16440  325760   SHS Sole None   325760
WELLS FARGO & COMPANY  Common 949746101  49006  1593907  SHS Sole None   1593907
XEROX CORPORATION      Common 984121103  32662  3162959  SHS Sole None   3162959